UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,781,618)	$ (2,414,626)	$ (21,282,359)	$ (4,631,746)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Other comprehensive income (loss)
Derivative financial instruments – cash flow hedge	0	50,195	0	(911)	(77,664)	46,012	(574)
Total comprehensive loss	$ (11,781,618)	$ (2,364,431)	$ (21,282,359)	$ (4,632,657)	$ (15,944,450)	$ (9,579,930)	$ (7,686,093)